Financing Arrangements - Additional Information (Detail) - USD ($)					3 Months Ended			12 Months Ended
	Dec. 07, 2016	Jul. 21, 2016	Jun. 02, 2016	Jan. 02, 2016	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Dec. 31, 2016	Dec. 29, 2012
Debt
Original issue discount					$ 4,707,000			$ 4,707,000
Debt instrument interest rate stated percentage	5.50%
Write-off of unamortized deferred financing fees								12,084,000
2016 First Lien Term Loan [Member]
Debt
Debt instrument principal amount			$ 1,300,000,000
Proceeds from debt issuance	$ 395,931,000		1,293,500,000
Original issue discount			6,500,000		4,526,000			4,526,000
Payment of debt issuance costs			15,449,000
Retained proceeds for working capital and other purposes			3,619,000
Early Repayment of Senior Debt	$ 400,000,000	$ 205,000,000
Debt instrument basis point	0.75%
Single payment					$ 695,000,000			$ 695,000,000
Debt instrument maturity date								Jun. 02, 2023
Loan origination fees expensed			11,896,000
Loan origination fees capitalized			$ 3,553,000
Effective interest rate	4.27%		5.03%		4.00%			4.00%
2016 First Lien Term Loan [Member] | Long-Term Debt, Net of Current Maturities [Member]
Debt
Loan origination fees capitalized			$ 2,896,000
2012 First Lien Term Loan [Member]
Debt
Debt instrument principal amount									$ 925,000,000
Original issue discount				$ 2,399,000
Debt instrument basis point				5.75%
Mandatory prepayment							$ 13,407,000
Rejection of debt prepaid							$ 2,815,000
2012 Second Lien Term Loan [Member]
Debt
Debt instrument principal amount									$ 375,000,000
Original issue discount				$ 2,438,000
Debt instrument basis point				9.50%
Prior Term Loans [Member]
Debt
Payments of accrued interest			11,990,000
Payment of prepayment penalty			3,735,000
Write-off of original issue discount			825,000
Write-off of unamortized deferred financing fees			1,336,000
5.50% Senior Unsecured Notes Due 2024 [Member]
Debt
Debt instrument principal amount	$ 400,000,000
Payment of debt issuance costs								$ 2,693,000
Early Repayment of Senior Debt	$ 400,000,000	$ 205,000,000
Debt instrument basis point								0.50%
Debt instrument maturity date								Dec. 15, 2024
Write-off of original issue discount					$ 2,732,000	$ 1,900,000
Write-off of unamortized deferred financing fees					3,811,000	$ 1,466,000
Loan origination fees expensed								$ 1,949,000
Loan origination fees capitalized								$ 744,000
Effective interest rate	5.63%
Debt instrument issuance price percentage on face value								100.00%
Debt instrument bear interest rate								5.50%
Debt instrument fee amount					5,087,000			$ 5,087,000
Debt instrument applicable premium percentage of principal amount								1.00%
Redemption price percentage of principal amount								40.00%
Redemption price equal to percentage of aggregate principal amount								105.50%
Redemption percentage of Notes in case of change of control								101.00%
Debt instrument repayment default description								The Indenture also provides for customary events of default, including failure to pay any principal or interest when due, failure to comply with covenants and cross acceleration provisions. In the case of an event of default arising from specified events of bankruptcy or insolvency, all outstanding amounts of the Senior Unsecured Notes will become due and payable immediately without further action or notice. If any other event of default under the Indenture occurs or is continuing, the trustee or holders of at least 30% in aggregate principal amount of the then outstanding Senior Unsecured Notes may declare all of the Senior Unsecured Notes to be immediately due and payable.
ABL Facility [Member]
Debt
Maximum borrowing capacity					$ 175,000,000			$ 175,000,000
ABL Facility [Member] | Other assets [Member]
Debt
Loan origination fees capitalized			$ 657,000